Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
INTEREST INCOME
Loans	$ 430,850	$ 454,915	$ 484,833
Mortgage-backed securities	80,260	48,520	96,142
Investment securities and cash equivalents	22,587	12,856	9,296
Interest income	533,697	516,291	590,271
INTEREST EXPENSE
Customer accounts	58,524	67,903	86,939
FHLB advances and other borrowings	69,553	68,256	106,310
Interest expense	128,077	136,159	193,249
Net interest income	405,620	380,132	397,022
Provision (reversal) for loan losses	(15,401)	1,350	44,955
Net interest income after provision for loan losses	421,021	378,782	352,067
OTHER INCOME
Gain on sale of investments	0	0	95,234
Prepayment penalty on long-term debt	0	0	(95,565)
Loan fee income	7,706	8,585	7,221
Deposit fee income	14,306	5,015	3,043
Other income	8,647	8,333	6,584
Noninterest income	30,659	21,933	16,517
OTHER EXPENSE
Compensation and benefits	109,730	90,815	77,628
Occupancy	30,452	23,597	20,257
FDIC insurance premiums	11,009	12,214	16,093
Product delivery	14,973	4,414	3,518
Information technology	14,303	10,999	9,376
Other expense	23,542	22,201	15,982
Noninterest expense	204,009	164,240	142,854
Loss on real estate acquired through foreclosure, net	(2,743)	(1,859)	(9,819)
Income before income taxes	244,928	234,616	215,911
Income taxes
Current	75,784	71,969	61,138
Deferred	11,780	11,142	16,590
Income taxes	87,564	83,111	77,728
NET INCOME	$ 157,364	$ 151,505	$ 138,183
PER SHARE DATA
Basic earnings (in dollars per share)	$ 1.56	$ 1.45	$ 1.29
Diluted earnings (in dollars per share)	$ 1.55	$ 1.45	$ 1.29
Basic weighted average number of shares outstanding (in shares)	101,154,030	104,684,812	107,108,703
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)	101,590,351	104,837,470	107,149,240